NOTE PAYABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total	$ 364,306	$ 250,000
SeniorSecuredPromissoryNoteMember
Total	100,000	250,000
UnsecuredPromissoryDemandNoteMember
Total	5,000
PromissoryDemandNoteMember
Total	150,000
UnsecuredPromissoryDemandNoteOneMember
Total	$ 109,306